Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

Note	22 | Cash and cash equivalents

 Schedule of cash and cash equivalents

	12.31.21	12.31.20
Cash and banks	1,518	2,472
Time deposits	305	-
Mutual funds	1,349	4,110
Total cash and cash equivalents	3,172	6,582